UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

February 28, 2010

	Number of
	Shares	Value
Common Stock – 68.38%
Consumer Discretionary – 3.49%
P†=Avado Brands	1,390	$0
Comcast Class A	66,200	1,088,328
†DIRECTV Class A	1,550	52,468
Lowe's	51,200	1,213,952
		2,354,748
Consumer Staples – 10.24%
Archer-Daniels-Midland	37,100	1,089,256
CVS Caremark	35,900	1,211,625
Heinz (H.J.)	27,400	1,257,659
Kimberly-Clark	19,300	1,172,282
Kraft Foods Class A	37,000	1,051,910
Safeway	45,400	1,131,368
		6,914,100
Diversified REITs – 1.04%
*Investors Real Estate Trust	10,300	92,082
Lexington Reality Trust	17,900	106,505
Vornado Realty Trust	7,665	503,744
		702,331
Energy – 5.68%
Chevron	12,600	910,980
ConocoPhillips	19,500	936,000
Marathon Oil	32,500	940,875
National Oilwell Varco	24,200	1,051,974
		3,839,829
Financials – 7.01%
Allstate	36,600	1,143,749
Bank of New York Mellon	36,700	1,046,684
*Fifth Street Finance	34,041	385,685
*Solar Capital	44,661	826,229
Travelers	25,400	1,335,785
		4,738,132
Health Care – 10.46%
†Alliance HealthCare Services	7,323	36,542
Bristol-Myers Squibb	42,200	1,034,322
Cardinal Health	39,800	1,352,005
Johnson & Johnson	17,000	1,071,000
*Merck	34,600	1,276,048
Pfizer	76,789	1,347,647
Quest Diagnostics	16,700	947,725
		7,065,289
Health Care REITs – 2.80%
Cogdell Spencer	16,800	113,400
*HCP	15,650	450,407
*Health Care REIT	9,060	383,782
LTC Properties	3,300	86,064
Nationwide Health Properties	8,800	292,072
*Omega Healthcare Investors	7,900	149,863
*Ventas	9,375	414,281
		1,889,869
Hotel REITs – 0.45%
†Chesapeake Lodging Trust	3,100	61,938
*Host Hotels & Resorts	20,588	241,085
		303,023
Industrial REITs – 0.17%
AMB Property	1,280	31,155
DCT Industrial Trust	17,200	84,624
		115,779
Industrials – 3.53%
*†Delta Air Lines	9	116
†Flextronics International	4,400	30,624
†Foster Wheeler	2	49
*†Mobile Mini	1,651	22,437
*Northrop Grumman	19,900	1,219,074
†P=PT Holdings	350	4
*Waste Management	33,700	1,112,774
		2,385,078

Information Technology – 6.99%
Intel	63,100	1,295,443
International Business Machines	10,400	1,322,464
†Motorola	124,800	843,648
Xerox	134,200	1,257,454
		4,719,009
Mall REITs – 1.76%
†General Growth Properties	6	79
*Macerich	8,410	299,732
*Simon Property Group	11,347	888,357
		1,188,168
Materials – 1.60%
duPont (E.I.) deNemours	32,100	1,082,412
		1,082,412
Mortgage REITs – 0.49%
Annaly Capital Management	2,300	42,274
Chimera Investment	23,800	95,200
Cypress Sharpridge Investments	14,800	195,804
		333,278
Multifamily REITs – 1.52%
Apartment Investment & Management	7,968	132,986
*BRE Properties	4,600	155,066
Camden Property Trust	3,450	138,173
Equity Residential	16,600	598,927
		1,025,152
Office REITs – 1.28%
*Alexandria Real Estate Equities	3,090	190,406
Boston Properties	3,000	203,790
Brandywine Realty Trust	11,500	128,915
Government Properties Income Trust	4,800	113,040
*Highwoods Properties	2,900	84,245
Mack-Cali Realty	4,250	142,545
		862,941
Office/Industrial REITs – 0.55%
*Digital Realty Trust	5,550	286,269
Liberty Property Trust	2,700	83,511
		369,780
Real Estate Operating REITs – 0.44%
Starwood Property Trust	16,000	299,360
		299,360
Self-Storage REITs – 0.63%
Public Storage	5,150	423,279
		423,279
Shopping Center REITs – 0.83%
†Cedar Shopping Centers	5,700	37,563
*Federal Realty Investment Trust	300	20,688
*Kimco Realty	20,430	283,773
Ramco-Gershenson Properties Trust	14,300	143,286
*Weingarten Realty Investors	3,600	74,124
		559,434
Single Tenant REITs – 0.30%
National Retail Properties	9,600	203,712
		203,712
Specialty REITs – 0.96%
*Entertainment Properties Trust	6,320	241,550
*Plum Creek Timber	6,885	246,001
*Potlatch	4,825	159,322
		646,873
Telecommunications – 2.83%
AT&T	33,200	823,692
=†Century Communications	500,000	0
*Frontier Communications	24,400	190,076
†GeoEye	550	13,101
Verizon Communications	30,700	888,151
		1,915,020
Utilities – 3.33%
American Water Works	4,300	95,718
Edison International	33,900	1,106,157
†Mirant	189	2,378
NorthWestern	3,300	82,665
Progress Energy	25,100	961,079
		2,247,997
Total Common Stock (cost $48,991,575)		46,184,593

Convertible Preferred Stock – 2.40%
Banking, Finance & Insurance – 0.74%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	8,800	492,250

@Fannie Mae 8.75% exercise price $32.45, expiration date 5/13/11	3,500	5,355
		497,605
Cable, Media & Publishing – 0.40%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	360	269,640
		269,640
Energy – 0.50%
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	5,250	193,725
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49	800	146,400
		340,125
Health Care & Pharmaceuticals – 0.42%
Merck 6.00% exercise price $52.85, expiration date 8/13/10	15	3,780
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	220	283,580
		287,360
Telecommunications – 0.34%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	305	229,589
		229,589
Total Convertible Preferred Stock (cost $1,777,264)		1,624,319

	Principal
	Amount
Convertible Bonds – 13.54%
Aerospace & Defense – 0.79%
#AAR 144A 1.75% exercise price $29.43, expiration date 1/1/26	$260,000	258,050
*#L-3 Communications Holdings 144A 3.00% exercise price $100.14, expiration date 8/1/35	265,000	277,919
		535,969
Auto Parts & Equipment – 0.27%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	235,000	184,475
		184,475
Banking, Finance & Insurance – 0.17%
*Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	115,000	114,713
		114,713
Basic Materials – 1.03%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	20,000	17,875
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	345,000	365,269
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	255,000	312,056
		695,200
Buildings & Materials – 0.08%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	55,000	53,350
		53,350
Cable, Media & Publishing – 0.31%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	235,000	209,150
		209,150
Computers & Technology – 2.03%
#Advanced Micro Devices 144A 6.00% exercise price $28.08, expiration date 5/1/15	450,000	417,937
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	435,000	400,744
*Hutchinson Technology 3.25% exercise price $36.43, expiration date 1/15/26	150,000	124,500
*#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39	70,000	79,013
Linear Technology 3.00% exercise price $46.12, expiration date 5/1/27	120,000	116,250
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13	280,000	233,100
		1,371,544
Electronics & Electrical Equipment – 0.12%
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	85,000	84,469
		84,469
Energy – 0.56%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	220,000	164,450
Peabody Energy 4.75% exercise price 58.44, expiration date 12/15/41	205,000	211,150
		375,600
Health Care & Pharmaceuticals – 2.95%
#Allergan 144A 1.50% exercise price $63.33, expiration date 4/1/26	415,000	457,018
Amgen
0.375% exercise price $79.48, expiration date 2/1/13	270,000	271,350
#144A 0.375% exercise price $79.48, expiration date 2/1/13	165,000	165,825
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	335,000	288,099
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16	215,000	238,919
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14	110,000	101,338
Medtronic 1.65% exercise price $55.41, expiration date 4/15/13	275,000	286,688
*Millipore 3.75% exercise $90.51, expiration date 6/1/26	155,000	181,350
		1,990,587
Leisure, Lodging & Entertainment – 0.53%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	160,000	170,200
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	160,000	188,000
		358,200
Real Estate – 1.23%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	195,000	190,613
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	95,000	124,628
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	120,000	118,152

@MeriStar Hospitality 9.50% exercise price $10.18, expiration date 4/1/10	230,000	236,094
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	170,000	160,863
		830,350
Retail – 0.24%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	180,000	161,550
		161,550
Telecommunications – 2.36%
Alaska Communications System Group 5.75% exercise price $12.90, expiration date 3/1/13	260,000	238,225
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	225,000	195,188
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	140,000	134,050
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	410,000	381,299
Qwest Communications International 3.50% exercise price $4.92, expiration date 11/15/25	400,000	424,999
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14	165,000	220,894
		1,594,655
Transportation – 0.39%
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	300,000	262,125
		262,125
Utilities – 0.48%
Dominion Resources 2.125% exercise price $35.44, expiration date 12/15/23	290,000	322,988
		322,988
Total Convertible Bonds (cost $8,789,170)		9,144,925

Corporate Bonds – 44.45%
Banking – 1.91%
•BAC Capital Trust XIV 5.63% 12/31/49	215,000	152,113
Capital One Capital V 10.25% 8/15/39	190,000	216,054
•Citigroup Capital XXI 8.30% 12/21/57	85,000	79,263
*GMAC 8.00% 12/31/18	160,000	149,600
•#HBOS Capital Funding 144A 6.071% 6/29/49	205,000	151,700
*@Popular North America Capital Trust I 6.564% 9/15/34	30,000	19,825
•#Rabobank 144A 11.00% 12/29/49	150,000	190,603
•USB Capital IX 6.189% 4/15/49	115,000	96,025
Zions Bancorporation
5.50% 11/16/15	57,000	48,862
6.00% 9/15/15	141,000	121,996
7.75% 9/23/14	65,000	62,576
		1,288,617
Basic Industry – 4.85%
#Algoma Acquisition 144A 9.875% 6/15/15	170,000	150,025
#Appleton Papers 144A 10.50% 6/15/15	130,000	120,900
California Steel Industries 6.125% 3/15/14	15,000	14,400
Century Aluminum 8.00% 5/15/14	131,150	129,839
#Drummond 144A 9.00% 10/15/14	145,000	145,725
#FMG Finance 144A 10.625% 9/1/16	195,000	218,399
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	125,000	135,807
*Hexion US Finance 9.75% 11/15/14	226,000	214,700
#Innophos Holdings 144A 9.50% 4/15/12	115,000	115,288
*International Coal Group 10.25% 7/15/14	178,000	182,450
#MacDermid 144A 9.50% 4/15/17	393,000	394,964
*#Momentive Performance Material 144A 12.50% 6/15/14	70,000	77,350
#Murray Energy 144A 10.25% 10/15/15	115,000	115,719
NewPage
11.375% 12/31/14	65,000	62,400
#144A 11.375% 12/31/14	175,000	168,000
•Noranda Aluminum Acquisition PIK 5.274% 5/15/15	151,023	118,931
Novelis
7.25% 2/15/15	75,000	69,938
#144A 11.50% 2/15/15	72,000	76,860
#PE Paper Escrow 144A 12.00% 8/1/14	100,000	108,686
=@Port Townsend 7.32% 8/27/12	102,592	74,379
Ryerson
•7.624% 11/1/14	99,000	88,853
12.00% 11/1/15	125,000	129,063
#Steel Capital 144A 9.75% 7/29/13	100,000	107,880
Steel Dynamics 7.75% 4/15/16	127,000	127,000
Teck Resources
10.25% 5/15/16	28,000	33,530
#144A 10.75% 5/15/19	75,000	92,625
		3,273,711
Brokerage – 0.67%
#Cemex Finance 144A 9.50% 12/14/16	150,000	153,750
E Trade Financial PIK 12.50% 11/30/17	258,000	299,925
		453,675
Capital Goods – 3.34%
AMH Holdings 11.25% 3/1/14	115,000	114,425
#*Associated Materials 144A 9.875% 11/15/16	15,000	15,975
#BWAY 144A 10.00% 4/15/14	123,000	127,305

•#C8 Capital 144A 6.64% 12/31/49	100,000	70,174
#DAE Aviation Holdings 144A 11.25% 8/1/15	135,000	123,863
*Graham Packaging Capital I 9.875% 10/15/14	123,000	126,075
#Graphic Packaging International 144A 9.50% 6/15/17	116,000	122,380
Intertape Polymer 8.50% 8/1/14	100,000	84,500
Manitowoc 9.50% 2/15/18	155,000	155,388
#Plastipak Holdings 144A
8.50% 12/15/15	66,000	66,330
10.625% 8/15/19	71,000	78,633
#Ply Gem Industries 144A 13.125% 7/15/14	150,000	151,500
Pregis 12.375% 10/15/13	302,000	301,244
*RBS Global/Rexnord 11.75% 8/1/16	183,000	191,234
Sally Holdings Capital 10.50% 11/15/16	75,000	81,188
Solo Cup 8.50% 2/15/14	134,000	127,970
Thermadyne Holdings 11.50% 2/1/14	137,000	134,603
#Trimas 144A 9.75% 12/15/17	120,000	121,200
USG
6.30% 11/15/16	26,000	23,010
#144A 9.75% 8/1/14	35,000	36,925
		2,253,922
Consumer Cyclical – 4.85%
#Allison Transmission 144A 11.00% 11/1/15	220,000	229,350
American Axle & Manufacturing 7.875% 3/1/17	165,000	144,375
#American Axle & Manufacturing Holdings 144A 9.25% 1/15/17	50,000	52,000
ArvinMeritor
8.125% 9/15/15	160,000	146,400
10.625% 3/15/18	85,000	83,320
Beazer Homes USA
*8.125% 6/15/16	65,000	55,250
8.375% 4/15/12	95,000	94,050
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	225,000	231,749
*Burlington Coat Factory Warehouse 11.125% 4/15/14	70,000	71,575
Duane Reade 11.75% 8/1/15	65,000	82,225
*Ford Motor 7.45% 7/16/31	244,000	215,635
Ford Motor Credit 12.00% 5/15/15	160,000	182,952
‡General Motors 7.20% 1/15/11	265,000	81,488
Goodyear Tire & Rubber 10.50% 5/15/16	2,000	2,165
Interface
9.50% 2/1/14	19,000	19,523
#144A 11.375% 11/1/13	50,000	56,500
K Hovnanian Enterprises
6.25% 1/15/15	40,000	30,200
7.50% 5/15/16	70,000	50,400
#144A 10.625% 10/15/16	70,000	73,500
#Landry's Restaurants 144A 11.625% 12/1/15	220,000	230,999
M/I Homes 6.875% 4/1/12	75,000	73,125
Meritage Homes
6.25% 3/15/15	24,000	22,740
7.00% 5/1/14	108,000	105,300
Navistar International 8.25% 11/1/21	145,000	147,900
#Norcraft Finance 144A 10.50% 12/15/15	110,000	114,400
Norcraft Holdings 9.75% 9/1/12	69,000	65,205
*OSI Restaurant Partners 10.00% 6/15/15	83,000	78,850
Quiksilver 6.875% 4/15/15	200,000	171,500
*Rite Aid 9.375% 12/15/15	170,000	142,800
#Standard Pacific Escrow 144A 10.75% 9/15/16	75,000	78,563
*Tenneco Automotive 8.625% 11/15/14	71,000	70,113
#Toys R Us Property 144A 10.75% 7/15/17	66,000	72,765
		3,276,917
Consumer Non-Cyclical – 3.12%
Accellent 10.50% 12/1/13	105,000	105,263
#Alliance One International 144A 10.00% 7/15/16	133,000	138,985
Bausch & Lomb 9.875% 11/1/15	137,000	141,110
#Cott Beverages 144A 8.375% 11/15/17	90,000	91,800
DJO Finance
10.875% 11/15/14	140,000	150,500
#144A 10.875% 11/15/14	5,000	5,375
#Dole Food 144A 13.875% 3/15/14	62,000	74,245
Inverness Medical Innovations 9.00% 5/15/16	104,000	104,780
#JBS USA 144A 11.625% 5/1/14	68,000	77,180
#JohnsonDiversey Holdings 144A 10.50% 5/15/20	305,000	318,724
LVB Acquisition 11.625% 10/15/17	135,000	149,850
Smithfield Foods
7.75% 5/15/13	155,000	151,900
7.75% 7/1/17	35,000	32,200
#144A 10.00% 7/15/14	38,000	41,325
#Tops Markets 144A 10.125% 10/15/15	140,000	145,250
Universal Hospital Services PIK 8.50% 6/1/15	80,000	78,000

#Viskase 144A 9.875% 1/15/18	145,000	147,538
*Yankee Acquisition 9.75% 2/15/17	150,000	150,375
		2,104,400
Energy – 4.60%
#Antero Resources Finance 144A 9.375% 12/1/17	115,000	117,875
#Aquilex Holdings 144A 11.125% 12/15/16	110,000	115,500
Chesapeake Energy 9.50% 2/15/15	24,000	26,220
Complete Production Service 8.00% 12/15/16	77,000	75,268
Copano Energy Finance 7.75% 6/1/18	94,000	92,355
*#Crosstex Energy/Finance 144A 8.875% 2/15/18	120,000	122,400
Denbury Resources 9.75% 3/1/16	66,000	71,445
Dynegy Holdings 7.75% 6/1/19	162,000	127,980
El Paso
6.875% 6/15/14	47,000	47,629
7.00% 6/15/17	52,000	52,420
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	33,000	34,575
•Enterprise Products Operating 8.375% 8/1/66	75,000	75,937
#Gibson Energy/GEP Midstream Finance144A 10.00% 1/15/18	85,000	83,300
*#Headwaters 144A 11.375% 11/1/14	145,000	147,175
#Helix Energy Solutions Group 144A 9.50% 1/15/16	156,000	158,339
#Hercules Offshore 144A 10.50% 10/15/17	135,000	135,000
#Hilcorp Energy I 144A
7.75% 11/1/15	47,000	45,943
9.00% 6/1/16	94,000	95,645
#Holly 144A 9.875% 6/15/17	121,000	124,630
*Key Energy Services 8.375% 12/1/14	141,000	140,295
Mariner Energy 8.00% 5/15/17	118,000	113,280
MarkWest Energy Partners/Finance 8.75% 4/15/18	80,000	81,400
#NFR Energy/Finance 144A 9.75% 2/15/17	150,000	147,375
OPTI Canada
7.875% 12/15/14	116,000	102,660
8.25% 12/15/14	142,000	127,090
PetroHawk Energy 7.875% 6/1/15	80,000	80,400
Petroleum Development 12.00% 2/15/18	143,000	150,865
Quicksilver Resources 7.125% 4/1/16	215,000	201,024
#SandRidge Energy 144A
8.75% 1/15/20	90,000	88,650
9.875% 5/15/16	123,000	127,613
		3,110,288
Finance & Investments – 2.10%
•American International Group 8.175% 5/15/58	125,000	85,313
•#C5 Capital 144A 6.196% 12/31/49	100,000	69,206
City National Capital Trust I 9.625% 2/1/40	145,000	158,458
•Genworth Financial 6.15% 11/15/66	100,000	70,000
International Lease Finance
5.25% 1/10/13	85,000	73,812
5.35% 3/1/12	15,000	13,869
5.55% 9/5/12	50,000	44,828
5.625% 9/20/13	120,000	102,440
6.375% 3/25/13	25,000	22,034
6.625% 11/15/13	225,000	198,409
•#Metlife Capital Trust X 144A 9.25% 4/8/38	100,000	112,000
Nuveen Investments 10.50% 11/15/15	434,000	394,967
•P@XL Capital 6.50% 12/31/49	95,000	75,411
		1,420,747
Media – 3.42%
Affinion Group 11.50% 10/15/15	70,000	71,750
#Cablevision Systems 144A 8.625% 9/15/17	80,000	82,800
*CCH II Capital 13.50% 11/30/16	125,000	148,281
#Cengage Learning Acquisitions 144A 10.50% 1/15/15	85,000	77,881
#Charter Communications Operating 144A 10.875% 9/15/14	63,000	70,481
*Clear Channel Communications 10.75% 8/1/16	205,000	157,850
#Columbus International 144A 11.50% 11/20/14	135,000	143,775
#DISH DBS 144A 7.875% 9/1/19	150,000	155,250
#GXS Worldwide 144A 9.75% 6/15/15	150,000	143,250
#MDC Partners 144A 11.00% 11/1/16	70,000	75,250
#Mediacom Capital 144A 9.125% 8/15/19	70,000	70,700
Nielsen Finance
10.00% 8/1/14	75,000	78,188
11.50% 5/1/16	25,000	27,969
11.625% 2/1/14	42,000	46,988
Ω12.50% 8/1/16	66,000	60,060
#Sinclair Television Group 144A 9.25% 11/1/17	110,000	114,675
#Terremark Worldwide 44A 12.25% 6/15/17	131,000	144,428
*#Umbrella Acquisition PIK 144A 9.75% 3/15/15	90,000	80,100
#Univision Communications 144A 12.00% 7/1/14	103,000	112,013
#UPC Holding 144A 9.875% 4/15/18	100,000	104,500
#XM Satellite Radio 144A 13.00% 8/1/13	315,000	346,499
		2,312,688

Real Estate – 0.22%
*#Felcor Lodging 144A 10.00% 10/1/14	155,000	151,513
		151,513
Services Cyclical – 4.66%
#Ashtead Capital 144A 9.00% 8/15/16	100,000	101,000
Avis Budget Car Rental
7.625% 5/15/14	190,000	178,125
7.75% 5/15/16	80,000	72,600
Delta Air Lines 7.92% 11/18/10	61,000	61,610
*#Equinox Holdings 144A 9.50% 2/1/16	155,000	153,450
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	240,000	250,199
#General Maritime 144A 12.00% 11/15/17	155,000	161,200
Global Cash Access 8.75% 3/15/12	41,000	40,795
#Harrah's Operating 144A 10.00% 12/15/18	289,000	219,640
#Kansas City Southern de Mexico 144A
8.00% 2/1/18	35,000	34,738
12.50% 4/1/16	100,000	114,750
MGM MIRAGE
*7.50% 6/1/16	42,000	33,495
13.00% 11/15/13	101,000	115,645
*#144A 11.375% 3/1/18	345,000	320,849
Mohegan Tribal Gaming Authority
6.875% 2/15/15	40,000	28,000
7.125% 8/15/14	100,000	74,500
#National Money Mart 144A 10.375% 12/15/16	145,000	151,888
*#NCL 144A 11.75% 11/15/16	75,000	78,188
‡@Northwest Airlines 10.00% 2/1/11	55,000	418
PHH 7.125% 3/1/13	140,000	132,475
Pinnacle Entertainment 7.50% 6/15/15	161,000	134,033
#Quintiles Transnational PIK 144A 9.50% 12/30/14	70,000	70,875
Royal Caribbean Cruises 6.875% 12/1/13	80,000	80,000
*RSC Equipment Rental
9.50% 12/1/14	132,000	128,370
#144A 10.25% 11/15/19	15,000	14,925
#ServiceMaster PIK 144A 10.75% 7/15/15	145,000	149,350
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	116,000	92,800
*#United Air Lines 144A 12.00% 11/1/13	155,000	151,125
		3,145,043
Services Non-Cyclical – 1.32%
Casella Waste Systems 9.75% 2/1/13	137,000	137,856
Cornell 10.75% 7/1/12	52,000	53,170
HCA 9.25% 11/15/16	140,000	148,925
#Novasep Holding 144A 9.75% 12/15/16	145,000	134,850
Psychiatric Solutions
7.75% 7/15/15	94,000	90,710
#144A 7.75% 7/15/15	42,000	39,480
Select Medical 7.625% 2/1/15	149,000	140,805
•US Oncology Holdings PIK 6.43% 3/15/12	155,000	146,475
		892,271
Technology & Electronics – 1.05%
*First Data 9.875% 9/24/15	295,000	256,650
Freescale Semiconductor 8.875% 12/15/14	173,000	154,403
Sanmina-SCI 8.125% 3/1/16	154,000	152,460
SunGard Data Systems 10.25% 8/15/15	138,000	143,865
		707,378
Telecommunications – 6.63%
Cincinnati Bell 8.25% 10/15/17	105,000	105,525
#Clearwire Communications 144A 12.00% 12/1/15	295,000	289,838
*Cricket Communications 9.375% 11/1/14	150,000	150,000
#Digicel Group 144A
8.25% 9/1/17	110,000	105,050
*8.875% 1/15/15	100,000	96,000
PIK 9.125% 1/15/15	100,000	97,000
*#GCI 144A 8.625% 11/15/19	145,000	148,081
#GeoEye 144A 9.625% 10/1/15	85,000	86,700
#Global Crossing 144A 12.00% 9/15/15	135,000	147,488
Intelsat 6.50% 11/1/13	145,000	135,938
Intelsat Bermuda
11.25% 2/4/17	283,000	288,305
PIK 11.50% 2/4/17	164,688	161,805
Intelsat Jackson Holdings 11.25% 6/15/16	136,000	145,860
Level 3 Financing
9.25% 11/1/14	66,000	62,865
#144A 10.00% 2/1/18	90,000	83,025
*MetroPCS Wireless 9.25% 11/1/14	214,000	214,535
#NII Capital 144A 10.00% 8/15/16	138,000	150,420
#Nordic Telephone Holdings 144A 8.875% 5/1/16	75,000	80,625

PAETEC Holding
8.875% 6/30/17	71,000	71,888
*9.50% 7/15/15	80,000	78,200
#Qwest 144A 8.375% 5/1/16	5,000	5,500
Qwest Communications International 7.50% 2/15/14	61,000	61,915
Sprint Capital
6.875% 11/15/28	65,000	49,563
8.75% 3/15/32	400,000	354,999
*#Telcordia Technologies 144A 10.00% 3/15/13	175,000	165,813
Telesat Canada
11.00% 11/1/15	80,000	87,600
12.50% 11/1/17	169,000	190,125
US West Capital Funding 7.75% 2/15/31	80,000	70,800
US West Communications 7.25% 9/15/25	90,000	86,400
#ViaSat 144A 8.875% 9/15/16	75,000	76,688
Virgin Media 6.50% 11/15/16	198,000	233,144
Virgin Media Finance 8.375% 10/15/19	100,000	101,125
West 11.00% 10/15/16	110,000	110,825
#Wind Acquisition Finance 144A
10.75% 12/1/15	75,000	80,625
11.75% 7/15/17	100,000	107,500
		4,481,770
Utilities – 1.71%
AES
7.75% 3/1/14	83,000	83,519
8.00% 6/1/20	35,000	34,519
Edison Mission Energy 7.00% 5/15/17	100,000	73,750
Elwood Energy 8.159% 7/5/26	157,828	151,871
*Energy Future Holdings 10.875% 11/1/17	66,000	50,325
*Mirant Americas Generation 8.50% 10/1/21	200,000	188,000
NRG Energy
7.375% 2/1/16	189,000	186,761
7.375% 1/15/17
Orion Power Holdings 12.00% 5/1/10	116,000	117,305
•Puget Sound Energy 6.974% 6/1/67	110,000	98,026
*Texas Competitive Electric Holdings 10.50% 11/1/15	121,000	91,040
TXU 5.55% 11/15/14	105,000	77,152
		1,152,268
Total Corporate Bonds (cost $28,157,292)		30,025,208

«Senior Secured Loans – 0.58%
Alion Science & Technology Term Tranche Loan B 9.50% 2/6/13	70,000	69,935
Chester Downs & Marina Term Tranche Loan 12.375% 12/31/16	70,650	71,533
PQ Term Tranche Loan 6.74% 7/30/15	170,000	155,337
Texas Competitive Electric Holdings Term Tranche Loan B2 3.729% 10/10/14	115,119	93,154
Total Senior Secured Loans (cost $366,608)		389,959

	Number of
	Shares
Exchange Traded Fund – 0.03%
*ProShares UltraShort Real Estate	2,400	17,568
Total Exchange Traded Fund (cost $59,893)		17,568

Limited Partnerships – 0.25%
Blackstone Group	3,000	41,940
Brookfield Infrastructure Partners	7,600	125,020
Total Limited Partnerships (cost $184,721)		166,960

Preferred Stock – 0.35%
Banking, Finance & Insurance – 0.33%
•Bank of America
8.00%	150,000	143,173
8.125%	85,000	81,121
		224,294
Industrials – 0.00%
=†Port Townsend	70	0
		0
Real Estate – 0.02%
†W2007 Grace Acquisitions I 8.75%	34,400	13,760
		13,760
Total Preferred Stock (cost $1,148,359)		238,054

Warrant – 0.00%
=†Port Townsend	70	1
Total Warrant (cost $1,680)		1

Total Value of Securities Before Securities Lending Collateral – 129.98%
(cost $89,476,562)		87,791,587

Securities Lending Collateral** – 11.49%
Investment Companies
Mellon GSL DBT II Collateral Fund	6,313,061	6,313,061
BNY Mellon SL DBT II Liquidating Fund	1,455,058	1,441,235
@†Mellon GSL Reinvestment Trust II	163,237	6,938
Total Securities Lending Collateral (cost $7,931,356)		7,761,234

Total Value of Securities – 141.47%
(cost $97,407,918)		95,552,821 ©
Obligation to Return Securities Lending Collateral** – (11.74%)		(7,931,356)
Borrowing Under Line of Credit – (29.94%)		(20,225,000)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.21%		144,091
Net Assets Applicable to 9,439,043 Shares Outstanding – 100.00%		$67,540,556

PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2010, the aggregate amount of the restricted securities was $75,415 or 0.11% of the Fund's net assets. See Note 5 in "Notes."
†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 28, 2010, the aggregate amount of fair valued securities was $74,384, which represented 0.11% of the Fund’s net assets. See Note 1 in "Notes."
*Fully or partially on loan.
@Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $418,420, which represented 0.62% of the Fund’s net assets. See Note 5 in “Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2010, the aggregate amount of Rule 144A securities was $16,059,204, which represented 23.78% of the Fund’s net assets. See Note 5 in "Notes."
•Variable rate security. The rate shown is the rate as of February 28, 2010.
fStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at February 28, 2010.
‡Non income producing security. Security is currently in default.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at February 28, 2010.
**See Note 4 in "Notes."
©Includes $7,842,231 of securities loaned.

Summary of Abbreviations:
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Distributions – The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

2. Investments
At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$97,872,026
Aggregate unrealized appreciation	$6,343,500
Aggregate unrealized depreciation	(8,662,705)
Net unrealized depreciation	$(2,319,205)

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $27,438,402 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $16,115,503 expires in 2016 and $11,322,899 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$46,184,589	$-	$4	$46,184,593
Corporate Debt	146,400	40,845,480	192,531	41,184,411
Investment Companies	17,568	-	-	17,568
Other	166,960	224,294	13,761	405,015
Securities Lending Collateral	6,313,061	1,441,235	6,938	7,761,234
Total	$52,828,578	$42,511,009	$213,234	$95,552,821

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Corporate		Securities
	Common Stock	Debt	Other	Lending Collateral	Total
Balance as of 11/30/09	$43	$74,379	$20,641	$6,938	$102,001
Purchases	-	120,000	-	-	120,000
Net change in unrealized
appreciation/depreciation	(39)	(1,848)	(6,880)	-	(8,767)
Balance as of 2/28/10	$4	$192,531	$13,761	$6,938	$213,234

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/10	$(39)	$(1,848)	$(6,880)	$-	$(8,767)

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Line of Credit
For the period ended February 28, 2010, the Fund borrowed money pursuant to a $30,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 15, 2010. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At February 28, 2010, the par value of loans outstanding was $20,225,000 at a variable interest rate of 1.38%. During the period ended February 28, 2010, the average daily balance of loans outstanding was $20,225,000 at a weighted average interest rate of approximately 1.45%. Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings (S&P) Group or Moody’s Investors Service, Inc.(Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2010, the value of securities on loan was $7,842,231, for which the Fund received collateral, comprised of securities collateral valued at $115,560, and cash collateral of $7,931,356. At February 28, 2010, the value of invested collateral was $7,761,234. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable of the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 26, 2010, the date of issuance of the Fund’s schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: